UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Five Oceans Asset Management, Ltd.
Address: Level 17, 255 Pitt Street
         Sydney, Australia  NSW  2000

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ross Youngman
Title:     Chief Executive Officer
Phone:     (612) 9994 7489

Signature, Place, and Date of Signing:

 /s/  Ross Youngman     Sydney, Australia     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $473,704 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101      817    12283 SH       SOLE                      220        0    12063
AETNA INC NEW                  COM              00817Y108    13141   283807 SH       SOLE                   102114        0   181693
AGILENT TECHNOLOGIES INC       COM              00846U101    10736   262213 SH       SOLE                   106200        0   156013
AMERICAN INTL GROUP INC        COM NEW          026874784     1057    29923 SH       SOLE                    18400        0    11523
APACHE CORP                    COM              037411105     8556   108984 SH       SOLE                    35749        0    73235
APPLE INC                      COM              037833100    18789    35305 SH       SOLE                    12241        0    23064
AUTOMATIC DATA PROCESSING IN   COM              053015103     6915   121463 SH       SOLE                    41240        0    80223
BAKER HUGHES INC               COM              057224107     3771    92333 SH       SOLE                    30011        0    62322
CISCO SYS INC                  COM              17275R102     6648   338307 SH       SOLE                   138292        0   200015
COACH INC                      COM              189754104    16431   295985 SH       SOLE                   110803        0   185182
DANAHER CORP DEL               COM              235851102    21476   384176 SH       SOLE                   135057        0   249119
DEVON ENERGY CORP NEW          COM              25179M103    10320   198299 SH       SOLE                    73729        0   124570
EBAY INC                       COM              278642103    14230   279009 SH       SOLE                    73460        0   205549
EMERSON ELEC CO                COM              291011104    12207   230486 SH       SOLE                    82609        0   147877
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     8325    82666 SH       SOLE                    27988        0    54678
GOOGLE INC                     CL A             38259P508    11488    16239 SH       SOLE                     6039        0    10200
GRAINGER W W INC               COM              384802104     3746    18508 SH       SOLE                     6385        0    12123
HARLEY DAVIDSON INC            COM              412822108    11651   238544 SH       SOLE                    85251        0   153293
ICICI BK LTD                   ADR              45104G104     2081    47700 SH       SOLE                        0        0    47700
ICICI BK LTD                   ADR              45104G104     1042    23900 SH  PUT  SOLE                        0        0    23900
ISHARES TR                     FTSE CHINA25 IDX 464287184     1279    31600 SH       SOLE                        0        0    31600
JOHNSON & JOHNSON              COM              478160104    10734   153113 SH       SOLE                    48780        0   104333
JOHNSON CTLS INC               COM              478366107     8447   275125 SH       SOLE                   105180        0   169945
JPMORGAN CHASE & CO            COM              46625H100    10821   246100 SH  CALL SOLE                    82300        0   163800
LOWES COS INC                  COM              548661107    11130   313342 SH       SOLE                   119045        0   194297
MARSH & MCLENNAN COS INC       COM              571748102     6905   200304 SH       SOLE                    76700        0   123604
MICROSOFT CORP                 COM              594918104    10546   394827 SH       SOLE                   162570        0   232257
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    13900   399189 SH       SOLE                   136540        0   262649
ORACLE CORP                    COM              68389X105    16129   484044 SH       SOLE                   187774        0   296270
PROCTER & GAMBLE CO            COM              742718109    12357   182007 SH       SOLE                    66757        0   115250
QUALCOMM INC                   COM              747525103     6693   108195 SH       SOLE                    49500        0    58695
QUANTA SVCS INC                COM              74762E102     8631   316261 SH       SOLE                   144691        0   171570
ROBERT HALF INTL INC           COM              770323103    11090   348517 SH       SOLE                   136056        0   212461
SCHLUMBERGER LTD               COM              806857108    11683   168602 SH       SOLE                    64386        0   104216
SIRONA DENTAL SYSTEMS INC      COM              82966C103     9709   150619 SH       SOLE                    56530        0    94089
SOHU COM INC                   COM              83408W103     3488    73672 SH       SOLE                    23000        0    50672
SOHU COM INC                   COM              83408W103      568    12000 SH  PUT  SOLE                        0        0    12000
STARBUCKS CORP                 COM              855244109    13717   255757 SH       SOLE                    91054        0   164703
UNITED PARCEL SERVICE INC      CL B             911312106    14721   199658 SH       SOLE                    72986        0   126672
UNITEDHEALTH GROUP INC         COM              91324P102    13803   254466 SH       SOLE                    92288        0   162178
URBAN OUTFITTERS INC           COM              917047102     5006   127164 SH       SOLE                    43125        0    84039
US BANCORP DEL                 COM NEW          902973304    15492   485017 SH       SOLE                   168753        0   316264
VALE S A                       ADR              91912E105    17995   858505 SH       SOLE                   302855        0   555650
VARIAN MED SYS INC             COM              92220P105    20202   287605 SH       SOLE                   103760        0   183845
VISA INC                       COM CL A         92826C839     4689    30928 SH       SOLE                    14150        0    16778
WELLS FARGO & CO NEW           COM              949746101    20673   604827 SH       SOLE                   227312        0   377515
YUM BRANDS INC                 COM              988498101     9869   148615 SH       SOLE                    50958        0    97657